Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 18,199	$ 18,284	$ 18,211
Less: Accumulated depreciation	(4,063)	(3,825)	(2,690)
Property and equipment, net	14,136	14,459	15,521
Land [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 5,025	$ 5,025	5,025
Useful Life
Buildings [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 8,325	$ 8,325	8,325
Useful Life	40 years	40 years
Furniture and fixtures [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 749	$ 749	677
Useful Life	7 years	7 years
Lab equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 4,004	$ 4,004	4,003
Useful Life	5 years	5 years
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Leasehold improvements	$ 52	$ 52	52
Leasehold improvements	Lesser of estimated useful life or related lease term	Lesser of estimated useful life or related lease term
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 17	$ 17	17
Useful Life	5 years	5 years
Vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 27	$ 112	$ 112
Useful Life	5 years	5 years